DESCRIPTION OF PLAN - Contributions (Details) - 401(K) Plan		12 Months Ended
	Jun. 01, 2025	Dec. 31, 2025
DESCRIPTION OF PLAN
Percentage of participant contribution, automatic deferral rate		6.00%
Percentage of safe harbor employer contribution		3.00%
Percentage of participant eligible compensation	4.00%